Subsequent Events	9 Months Ended
Sep. 30, 2022
Subsequent Events
Subsequent Events
18.	Subsequent Events
On top of the repurchase shares with the amount of
US$
53.6 million (RMB347.6
million) during the nine months ended September 30, 2022, in the fo
u
rth quarter 2022, the Company repurchased an aggregate principal amount of
US$
54.0
 million (RMB385.7 million) of 2027 Notes for a total cash consideration of US$
49.3
 million (RMB352.0
million) and an aggregate principal amount of US$492.9 million (RMB3.4 billion) of December 2026 Notes for a total cash consideration of US$370.9 million (RMB2.6 billion).